Leases - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease costs	¥ 51,536	¥ 47,828	¥ 47,163
Short-term lease costs	3,210	3,675	4,234
Total	¥ 54,746	¥ 51,503	¥ 51,397